MERGER TRANSACTION COSTS PAYABLE (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Merger Transaction Costs Payable
NOTE 5 - MERGER TRANSACTION COSTS PAYABLE
Merger transaction cost payable consist of the following as of December 31, 2023, in thousands:

December 31, 2023
Transaction costs payable in common stock	$4,250
Total	$4,250
In connection with the business combination, the Company entered into three agreements (the “Agreements”) with financial institutions, in which a success fee in the aggregate amount of $4.25 million will be paid by the Company to the financial institutions in case the Company consummates the acquisition. The success fees, or portion thereof, were to be paid in the Company’s shares of common stock.
ASC 480 Distinguishing Liabilities From Equity requires liability classification for all instruments that embodies an unconditional obligation that the Company must or may settle by issuing a variable number of its equity shares, if, at inception, the monetary value of the obligation is based solely on a fixed monetary amount know at inception. As a result, the Company classified such liability in current liabilities as of December 31, 2023. Subsequent to December 31, 2023, the Company issued an aggregate number of 1,208,180 shares of Class A common stock in full settlement of such liability (see note 20). In January 2024, the Company issued 1,208,180 shares of Class A common stock and 100,000 warrants in full settlement of the merger transaction costs in the amount of $4.25 million which was payable to three (3) financial institutions. Such liability was accrued for and reported under merger transaction costs payable in shares in the consolidated balance sheet as of December 31, 2023.

NOTE 7 – MERGER TRANSACTION COSTS PAYABLE
Merger transaction cost payable consist of the following as of December 31, 2023 and 2022, in thousand:
	December 31, 2023	December 31, 2022
Transaction costs payable in common stock	$4,250	$—
Total	$4,250	$—
In connection with the business combination, the Company entered into three agreements (the “Agreements”) with financial institutions, in which a success fee in the aggregate amount of $4.25 million will be paid by the Company to the financial institutions in case the Company consummates the acquisition. The success fees, or portion thereof, are to be paid in the Company’s shares of common stock.
ASC 480 Distinguishing Liabilities From Equity requires liability classification for all instruments that embodies an unconditional obligation that the Company must or may settle by issuing a variable number of its equity shares, if, at inception, the monetary value of the obligation is based solely on a fixed monetary amount know at inception. As a result, the Company classified such liability in current liabilities as of December 31, 2023. Subsequent to December 31, 2023, the Company issued an aggregate number of 1,208,543 shares of Class A common stock in full settlement of such liability (see note 20).